OMB Number:	3235-0570
Expires:	January 31, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21117

A&Q Alternative Fixed-Income Strategies Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                           Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                                           Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2016 to September 30, 2016

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Alternative Fixed-Income Strategies Fund LLC

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2016 to September 30, 2016

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Assets and Liabilities

(Unaudited)

September 30, 2016

ASSETS

Investments in Investment Funds, at fair value (cost $63,460,027)	$65,691,991
Cash	5,054,189
Receivable from Investment Funds	6,340,105
Other assets	15,945

Total Assets	77,102,230

LIABILITIES

Unrealized depreciation on forward foreign currency exchange contracts	2,009
Investors’ redemptions payable	4,737,019
Professional fees payable	274,019
Investment Management Fee payable	127,541
Tax compliance fees payable	100,000
Administration fee payable	33,335
Custody fee payable	800
Other liabilities	184,446

Total Liabilities	5,459,169

Net Assets	$71,643,061

NET ASSETS

Represented by:
Paid in capital	$87,551,511
Accumulated net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions	(16,393,449)
Accumulated net investment loss	(1,744,956)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds and forward foreign currency exchange contracts and translations	2,229,955

Net Assets	$71,643,061

Net asset value per Unit (based on 79,597.850 Units outstanding)	$900.06

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from April 1, 2016 to September 30, 2016

EXPENSES

Investment Management Fee	$588,199
Professional fees	281,996
Tax compliance fees	150,000
Officers’ and Directors’ fees	63,955
Management Fee	63,696
Administration fee	50,000
Commitment Fee	35,000
Custody fee	4,110
Printing, insurance and other expenses	23,795

Total Expenses	1,260,751

Reduction of Investment Management Fee	(87,190)

Net Expenses (See Note 3)	1,173,561

Net Investment Loss	(1,173,561)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions	(3,385,975)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations	3,330,521

Net Realized and Unrealized Gain/(Loss) from Investments	(55,454)

Net Decrease in Net Assets Derived from Operations	$(1,229,015)

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statements of Changes in Net Assets

Year Ended March 31, 2016 and Period from April 1, 2016 to September 30, 2016 (Unaudited)

Net Assets at April 1, 2015	$114,558,527

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(2,787,153)
Net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions	883,685
Net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations	(2,436,108)
Net Decrease in Net Assets Derived from Operations	(4,339,576)

DISTRIBUTIONS TO SHAREHOLDERS (See Note 2e)	(5,116,965)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Investors’ subscriptions of 1,602.282 Units	1,590,000
Reinvestment of distributions of 5,140.484 Shares	4,767,761
Investors’ redemptions of 27,602.775 Units	(26,478,037)
Net Decrease in Net Assets Derived from Capital Transactions	(20,120,276)

Net Assets at March 31, 2016	$84,981,710

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(1,173,561)
Net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions	(3,385,975)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations	3,330,521
Net Decrease in Net Assets Derived from Operations	(1,229,015)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Investors’ redemptions of 13,362.506 Units	(12,109,634)
Net Decrease in Net Assets Derived from Capital Transactions	(12,109,634)

Net Assets at September 30, 2016	$71,643,061

Accumulated net investment loss - March 31, 2016	$(4,211,808)

Accumulated net investment loss - September 30, 2016	$(1,744,956)

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from April 1, 2016 to September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations	$(1,229,015)
Adjustments to reconcile net decrease in net assets derived from operations to net cash provided by operating activities:
Proceeds from disposition of investments in Investment Funds	9,913,142
Net realized (gain)/loss from investments in Investment Funds	3,386,879
Net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations	(3,330,521)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable from Investment Funds	928,296
Other assets	17,472
Increase (decrease) in liabilities:
Administration fee payable	(135)
Custody fee payable	(1,600)
Investment Management Fee payable	(325,184)
Management Fee payable	(93,667)
Professional fees payable	190,796
Other liabilities	(11,934)
Net cash provided by operating activities	9,444,529

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on investors’ redemptions, including change in investors’ redemptions payable	(13,604,209)
Net cash used in financing activities	(13,604,209)

Net decrease in cash	(4,159,680)
Cash-beginning of period	9,213,869
Cash-end of period	$5,054,189

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual investor’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2016 to September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Period from January 1, 2015 to March 31, 2015
Per Unit operating performance
Net asset value per Unit, beginning	$914.17	$1,006.49	$1,000.00
Gain/(Loss) from investment operations:

Net investment income/(loss) [a]	(13.40)	(26.71)	(8.09)
Net realized and unrealized gain (loss) from investments	(0.71)	(15.12)	14.58

Total gain/(loss) from investment operations	(14.11)	(41.83)	6.49

Distributions to shareholders	–	(50.49)	–

Net asset value per Unit, ending	$900.06	$914.17	$1,006.49

Per Unit operating performance is not applicable prior to the period from January 1, 2015 to March 31, 2015, in light of the change in the tax classification of the Fund effective January 1, 2015. See Note 1.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights (continued)

	Period from
	April 1, 2016 to		Period from
	September 30,	Year Ended	January 1, 2015
	2016	March 31,	to March 31,	Years Ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012	2011

Ratio/Supplemental Data:
Ratio of net investment loss to average net assets [b,c]	(2.88%) [d]	(2.67%)	(0.81%) [e]	(2.67%)	(2.43%)	(2.25%)	(2.12%)
Ratio of gross expenses to average net assets [b,c]	3.09% [d,f]	2.86%	0.81% [e]	2.68%	2.44%	2.25%	2.13%
Ratio of net expenses to average net assets [b,c]	2.88% [d]	2.86%	0.81% [e]	2.68%	2.44%	2.25%	2.11%
Portfolio turnover rate	0.00%	23.45%	12.87%	39.75%	14.52%	37.29%	17.95%
Total return [g]	(1.54%)	(4.23%)	0.65%	1.16%	8.32%	7.98%	(4.05%)
Net assets at end of period (including the Adviser)	$71,643,061	$84,981,710	$114,558,527	$116,798,660	$148,480,294	$177,176,232	$255,054,511

a	Calculated based on the average Units outstanding during the period.

b	Ratios to average net assets are calculated based on the average net assets for the period.

c

Ratios of net investment loss and gross/net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized.

e	Not annualized.

f	During the six month period ended September 30, 2016, the gross expense ratio would have been 3.24% prior to the waived Management Fee of 0.30%. See Note 3.

g

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

September 30, 2016

1.	Organization

A&Q Alternative Fixed-Income Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize total return over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors, other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Investment Funds that employ primarily fixed-income strategies.

Effective January 1, 2015, the Fund changed its tax classification from a partnership to a regulated investment company within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “RIC Conversion”). In connection with the RIC Conversion, the members of the Fund collectively were issued 116,798.660 units of limited liability company interests of the Fund (the “Units”) at a net asset value (“NAV”) per Unit of $1,000, in exchange for their collective interests in the Fund as of December 31, 2014, totaling $116,798,660 in net assets. In addition, the Fund changed its fiscal year-end from December 31 to March 31 and its tax year-end from December 31 to September 30. The Fund intends to qualify, and will elect to be treated, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

1.	Organization (continued)

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Units may be purchased as of the first business day of each month at the Fund’s then current NAV per Unit. The Fund from time to time may offer to repurchase Units pursuant to written tenders by investors. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Units from investors as of the end of each calendar quarter. During the six month period ended September 30, 2016, 13,362.506 Units were repurchased.

2.	Significant Accounting Policies

a.	New Accounting Pronouncement

During August 2014, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). ASU 2014-15 requires the Adviser to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or within one year after the date that the financial statements are available to be issued, when applicable. ASU 2014-15 becomes effective for fiscal periods ending after December 15, 2016; however, early adoption is permitted. The Adviser has elected not to early adopt ASU 2014-15 and is currently considering its effects upon the financial statements.

b.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

In May 2015, the FASB issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $65,691,991. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2016. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2016. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the credit/income strategy (total fair value of $37,120,951) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of September 30, 2016, the Investment Funds in the credit/income strategy had $22,003,930, representing 59% of the value of the investments in this category, subject to investor level gates or lock-ups. An investment representing 14% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 3 months at September 30, 2016. An investment representing approximately 0.01% of the value of investments in this category is held in a side pocket; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

The other category (total fair value of $1,515,361) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of September 30, 2016, no Investment Funds in the other strategy were subject to investor level gates or lock-ups. All investments in this category are held in side pockets or are in liquidation; therefore redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy (total fair value of $15,445,702), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2016, the Investment Funds in the relative value strategy had $11,890,728, representing 77% of the value of the investments in this

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

category, subject to investor level gates or lock-ups. An investment representing 20% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 2 months at September 30, 2016.

The Investment Funds in the trading strategy (total fair value of $11,609,977) are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of September 30, 2016, the Investment Funds in the trading strategy had $4,217,769, representing 36% of the value of the investments in this category, subject to an investor level gate.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The Fund considers forward foreign currency exchange contracts to be Level 2 investments.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2016.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

c.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

d.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to investors; and other types of expenses approved by the Directors. Expenses are recorded on the accrual basis.

e.	Income Taxes

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund also

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

e.	Income Taxes (continued)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2016.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2016, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2016. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$3,640,413	$(3,085,160)	$(555,253)

The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2016 was $1,270,149 of ordinary income and $3,846,816 of long-term capital gains. The Fund did not pay a distribution to shareholders during the financial statement period ended March 31, 2015.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

2.	Significant Accounting Policies (continued)

e.	Income Taxes (continued)

The tax basis of distributable earnings as of September 30, 2016 (the Fund’s most recent tax year) shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Undistributed Capital Gains	Qualified Late Year Loss Deferrals*	Net Unrealized Appreciation/ (Depreciation)
$ -	$ -	$(6,128,350)	$(9,780,100)

* Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended September 30, 2016, the Fund incurred a late year ordinary loss of $1,746,965 and a late year capital loss of $4,381,385 which it will elect to defer to the tax year ended September 30, 2017.

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2016 is $75,472,091. Investment net tax basis unrealized depreciation was $9,780,100, consisting of $2,614,588 unrealized appreciation and $12,394,688 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2016, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

f.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s net assets. Effective July 1, 2016, the Adviser agreed to reduce 0.45% of the 1.45% Investment Management Fee it receives from the Fund until August 1, 2017, such that, until August 1, 2017, the Fund shall pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s net assets. During the six month period ended September 30, 2016, the Investment Management Fee would have been an additional $87,190 prior to the 0.45% reduction, which is shown as reduction of Investment Management Fee on the Statement of Operations.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund paid the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date. Effective July 1, 2016, the Administrator agreed to permanently waive the 0.30% Management Fee it receives from the Fund. During the six month period ended September 30, 2016, the Management Fee would have been an additional $58,127 prior to the 0.30% waiver.

The Management Fee and Investment Management Fee are computed as of the start of business on the last business day of the period to which each Management Fee and Investment Management Fee relates, after adjustment for any Unit purchases effective on such date, and will be payable in arrears. A portion of the Investment Management Fee and the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Related Party Transactions (continued)

During the six month period ended September 30, 2016, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $5,209, which is included in Officers’ and Directors’ fees on the Statement of Operations and other liabilities on the Statement of Assets and Liabilities.

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Directors and the Adviser, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual premiums are allocated to the Adviser and to several UBS funds on a pro-rata basis by members’ capital. On an annual basis, the Adviser determines the allocation to each fund, and the allocation is then approved by the Board. During the six month period ended September 30, 2016, the Fund paid $17,472 in insurance fees.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (see Note 6). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counter party based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended September 30, 2016, the Fund incurred a Commitment Fee of $35,000 to the counter party, of which $16,800 remains payable and is included in other liabilities on the Statement of Assets and Liabilities at September 30, 2016.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

5.	Unit Capital and NAV

The Fund is authorized to issue an unlimited number of Units. The Fund has registered $821,751,879 of Units for sale under its Registration Statement (File No. 333-194092). The Units are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Units, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Units or servicing of investors.

Capital unit transactions for outstanding Units in the Fund for the six month period ended September 30, 2016 are summarized as follows:

Outstanding Units April 1, 2016	Subscriptions	Redemptions	Outstanding Units September 30, 2016	NAV Per Unit
92,960.356	–	(13,362.506)	79,597.850	$900.06

6.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 29, 2017 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $12,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

For the six month period ended September 30, 2016, the Fund did not borrow under this secured revolving line of credit.

7.	Investments

As of September 30, 2016, the Fund had investments in Investment Funds, none of which were related parties.

There were no purchases of investments for the six month period ended September 30, 2016. Aggregate proceeds from sales of investments for the six month period ended September 30, 2016 amounted to $9,913,142.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

7.	Investments (continued)

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.90% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 0.00% to 20.00% of net profits earned which excludes Highland Credit Strategies Fund, Ltd. that no longer charges management or incentive fees. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

The Fund may enter into a forward foreign currency exchange contract for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund entered into a forward foreign currency exchange contract to hedge against a Euro denominated Investment Fund. The Fund enters into these contracts from time to time to mitigate the foreign currency risks associated with these types of investments.

The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity’s financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity’s associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

The net realized gain and net change in unrealized depreciation on forward foreign currency exchange contracts for the six month period ended September 30, 2016 are $904 and $5,066, respectively, and are included in the net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions and net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations, respectively, on the Statement of Operations.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to September 30, 2016, the Fund paid investors’ redemptions payable of $4,737,019 in full on October 28, 2016.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets		Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income
400 Capital Credit Opportunities Fund, L.P.	Global	$2,998,318	$2,911,697	4.06	%	1/1/2015	Quarterly	60 days	9/30/2016	(c)	$727,924
Aeolus Property Catastrophe Keystone Fund L.P.	Global	4,722,190	5,220,395	7.29		6/1/2013	Custom Dates	93 days	1/31/2017		(d	)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	3,750,000	3,997,644	5.58		7/1/2015	Quarterly	65 days	9/30/2016	(c)	$999,411
Bybrook Capital Fund Ltd.	Europe including UK	3,750,000	3,583,271	5.00		4/1/2015	Quarterly	65 days	9/30/2016	(c)	$895,818
Caspian Select Credit International, Ltd.	US/Canada	3,226,818	3,039,555	4.24		3/1/2015	Quarterly	90 days	9/30/2016	(c)	$759,889
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	2,953,260	3,251,368	4.54		1/1/2015	Quarterly	65 days	9/30/2016	(c)	$812,842
GCA Credit Opportunity Fund, L.L.C.	US/Canada	2,984,663	3,876,536	5.41		2/1/2011	Quarterly	60 days	9/30/2016		$3,876,536
Kildonan Castle Global Credit Opportunity Fund, LLC	Global	3,996,770	3,900,346	5.44		8/1/2014	Quarterly	60 days	9/30/2016		$3,900,346
Monarch Debt Recovery Fund, Ltd.	US/Canada	6,496,565	6,509,179	9.09		1/1/2015	Anniversary	90 days	12/31/2016		$6,509,179
Redwood Domestic Fund, L.P. (Basic Capital)	Global	275,050	700,326	0.98		10/1/2008	Every 24 months	60 days	9/30/2016		$700,326
Redwood Domestic Fund, L.P. (Special Investment)	Global	57,343	130,634	0.18		10/1/2008	N/A	N/A	N/A	(e)	N/A

Credit/Income Subtotal		35,210,977	37,120,951	51.81

Other
Cyrus Opportunities Fund II, L.P. (Special Investment)	US/Canada	456,428	—	0.00		8/1/2002	N/A	N/A	N/A	(e)	N/A
European Special Opportunities Fund II, Ltd., Class B	Europe including UK	1,967,854	817,531	1.14		2/1/2008	N/A	N/A	N/A	(e)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	286,975	628,281	0.88		4/1/2006	N/A	N/A	N/A	(e)	N/A
Indus Structured Finance Fund, Ltd.	US/Canada	113,269	30,816	0.04		1/1/2015	N/A	N/A	N/A	(e)	N/A
Marathon Structured Finance Fund, L.P.	US/Canada	8,734	21,305	0.03		11/1/2004	N/A	N/A	N/A	(e)	N/A
Marathon Structured Finance Liquidating Fund, L.P.	US/Canada	2,735	17,428	0.02		11/1/2004	N/A	N/A	N/A	(e)	N/A

Other Subtotal		2,835,995	1,515,361	2.11

Relative Value
Field Street Partners, LP	Global	3,000,000	3,073,063	4.29		12/1/2015	Monthly	60 days	11/30/2016	(f)	$3,073,063
Garda Fixed Income Relative Value Opportunity Fund, Ltd.	Global	3,641,700	3,844,671	5.37		3/1/2015	Quarterly	60 days	9/30/2016	(g)	$1,922,336
Providence MBS Fund, LP	US/Canada	3,702,876	3,554,974	4.96		2/1/2012	Quarterly	30 days	9/30/2016		$3,554,974
Symmetry International Fund, Ltd.	US/Japan/ Europe	4,000,000	4,972,994	6.94		10/1/2014	Quarterly	90 days	9/30/2016	(c)	$1,243,248

Relative Value Subtotal		14,344,576	15,445,702	21.56

The preceding notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets		Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)		First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading
Field Street Global Investments US, L.P.	Global	$3,545,617	$3,501,151	4.89	%	1/1/2015	Quarterly	60 days		9/30/2016		$3,501,151
Rokos Global Macro Fund Limited	Global	4,000,000	4,217,769	5.89		12/1/2015	Monthly	90 days		9/30/2016	(c)	$1,054,442
Western Asset Macro Opportunities Direct Feeder Fund (Offshore), Ltd.	Global	3,522,862	3,891,057	5.43		1/1/2015	Daily	3 days	(h)	9/30/2016		$3,891,057

Trading Subtotal		11,068,479	11,609,977	16.21

Total Investment Funds		$63,460,027	$65,691,991	91.69	%

Forward Foreign Currency Exchange Contract		Cost	Unrealized Appreciation Depreciation	% of Net Assets
Euro Forward Foreign Currency Exchange Contract (i)		$—	$(2,009)	0.00	%

Total forward foreign currency exchange contract		$—	$(2,009)	0.00	%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of September 30, 2016, the Fund is not aware of any uncertainties related to redemptions.

(e)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)	The Investment Fund is subject to an investor level gate of 50%.
(h)	The redemption notice period for this Investment Fund is 3 business days.
(i)

The Fund entered into a forward foreign currency exchange contracts with Morgan Stanley & Co. Incorporated to buy €727,000 for $814,931for delivery on December 31, 2016, with a fair value of $(2,009) at the measurement date. The forward foreign currency exchange contract is a Level 2 investment.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC (UNAUDITED)

The Directors, including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Management Agreement (the “Management Agreement”) at a meeting on September 22, 2016. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Management Agreement. The Directors reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the personnel providing such services had sufficient expertise to manage the Fund.

The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Directors recognized that the Comparable Funds are structured as private funds and are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Directors recognized that, while the Fund’s performance for periods ended June 30, 2016 generally lagged the median performance of the Comparable Funds, the Fund’s performance for the year ended June 30, 2015 and its performance for the three-year period ended June 30, 2016 exceeded the performance of the HFRI ED: Distressed/Restructuring Index. They also noted that the Fund’s performance for the year ended June 30, 2015 exceeded the performance of the Barclays Capital Global Aggregate Bond Index. The Directors recognized that the Fund’s investment program is unique among its peers, as it focuses on macro fixed-income positions.

The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Directors showed that, while the Fund’s management fee was above the median management fee of the Comparable Funds, it was within the range of the management fees charged by the Comparable Funds, and the Fund does not charge an incentive fee. In addition, it was noted that the Adviser had eliminated permanently the Fund’s administration fee and waived temporarily a portion of the Fund’s management fee, such that the effective management fee from the Adviser’s waivers would be 1.00% until August 1, 2017. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Directors noted that, the Fund’s management fee was below the standard management fee of the Adviser’s retail clients, and the Fund does not charge an incentive fee, unlike the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Directors felt that the combination of the management fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Management Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale.

The Directors determined that the fees under the Management Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Management Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Alternative Fixed-Income Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12-6-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12-6-2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	12-6-2016

* Print the name and title of each signing officer under his or her signature.